SCHEDULE OF ACCOUNTS AND NOTES RECEIVABLE NET (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
Accounts receivable	$ 82	$ 29
Notes receivable		128
Accounts and notes receivable, net	$ 82	$ 157